Statements of Operations (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Statement [Abstract]
Reporting fees	$ 6,000	$ 7,916	$ 10,581
Distribution income	29,216	8,769	6,187
Other income			13,786
Total operating income	35,216	16,685	30,554
Operating expenses and loss:
Amortization (Notes 2 and 3)	7,200	7,200	7,200
Asset management fees (Note 3)	50,149	50,784	55,541
Impairment loss (Note 2)			87,338
Accounting and legal fees	11,401	6,439	23,431
Write off of advances to Local Limited Partnerships (Note 5)	2,088	180,395
Other	10,644	20,264	12,566
Total operating expenses and loss	81,482	265,082	186,076
Loss from operations	(46,266)	(248,397)	(155,522)
Equity in income (losses) of Local Limited Partnerships (Note 2)	38,184	37,676	20,687
Gain on sale of Local Limited Partnerships (Note 2)	16,953		382,388
Interest income	35	61	2,273
Net income (loss)	8,906	(210,660)	249,826
Net income allocated to:
General Partner	89	(2,107)	2,498
Limited Partners	$ 8,817	$ (208,553)	$ 247,328
Net income (loss) per Partnership Unit	$ 0.40	$ (9.50)	$ 11.25
Outstanding weighted Partnership Units	21,952	21,955	21,990